SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 24, 2023	Dec. 31, 2022	Feb. 08, 2023	May 31, 2022	Oct. 31, 2021	Jun. 28, 2021
Disclosure of non-adjusting events after reporting period [line items]
Distributions	[1]		$ 64
Class A Shares To Brookfield Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)		1,165,000
Number of shares converted (in shares)		1,165,000
Brookfield Reinsurance Class A Exchangeable Share To Class C Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)		309,307
Value of converted shares.		$ 10
Class C shareholders | Class A Shares To Brookfield Shares
Disclosure of non-adjusting events after reporting period [line items]
Distributions		$ 38
Class C shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)					11,000,000	7,000,000	17,000,000
Class C shares | Brookfield Reinsurance Class A Exchangeable Share To Class C Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares converted (in shares)		380,268
Argo
Disclosure of non-adjusting events after reporting period [line items]
Total consideration transferred for the acquisition				$ 1,100

[1]	The company distributed $0.14 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter of 2022. In addition, the company completed a special distribution of shares of Brookfield Asset Management Ltd. (the “Manager shares”) to the holders of the company’s class A exchangeable shares and class B shares in the amount of $5.481 per share in the fourth quarter of 2022.